Cover	Jun. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43377
Entity Registrant Name	OSPREY ACQUISITION CORP. III
Entity Central Index Key	0002113481
Entity Tax Identification Number	98-1920137
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1845 Walnut Street
Entity Address, Address Line Two	Suite 1111
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	646
Local Phone Number	470-1493
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	OSPRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OSPR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	OSPRW
Security Exchange Name	NASDAQ